Paradigm Micro-Cap Fund
			Schedule of Investments
		March 31, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *		$ 994,000	2.22%

Ball & Roller Bearings
120,000	NN, Inc.		207,600	0.46%

Communications Equipment, NEC
60,000	Vocera Communications, Inc. *		1,274,400	2.85%

Communications Services, NEC
220,000	Calix, Inc. *		1,557,600	3.48%

Computer Communications Equipment
280,000	Extreme Networks, Inc. *		865,200	1.93%

Computer Peripheral Equipment, NEC
170,000	Mitek Systems, Inc. *		1,339,600	2.99%

Concrete Products, Except Block & Brick
140,000	Forterra, Inc. *		837,200	1.87%

Construction - Special Trade Contractors
17,500	Matrix Service Co. *		165,725	0.37%

Electrical Work
4,780	EMCOR Group Inc.		293,110	0.65%

Electronic Components & Accessories
30,000	KEMET Corporation		724,800	1.62%

Electronic Computers
20,000	Omnicell, Inc. *		1,311,600	2.93%

Engines & Turbines
600,000	Westport Fuel Systems Inc. (Canada) *		564,540	1.26%

Footwear (No Rubber)
120,000	Caleres, Inc.		624,000	1.39%

Guided Missiles & Space Vehicles & Parts
60,000	Kratos Defense & Security Solutions, Inc. *		830,400	1.86%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation		258,884	0.58%

Instruments For Measuring & Testing Of Electricity & Electric Signals
12,650	Cohu, Inc.		156,607	0.35%

Laboratory Analytical Instruments
400,000	Fluidigm Corporation *		1,016,000
4,000	PerkinElmer Inc.		301,120
			1,317,120	2.94%

Measuring & Controlling Devices, NEC
60,000	Onto Innovation Inc. *		1,780,200	3.98%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.		99,372	0.22%

Office Machines, NEC
200,000	Pitney Bowes		408,000	0.91%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
100,000	Invacare Corporation		743,000
650,000	RTI Surgical, Inc. *		1,111,500
			1,854,500	4.14%

Pharmaceutical Preparations
50,000	Flexion Therapeutics, Inc. *		393,500
80,000	Nature's Sunshine Products, Inc. *		650,400
100,000	OptiNose, Inc. *		449,000
			1,492,900	3.34%

Retail - Apparel & Accessory Stores
61,875	Express Inc. *		92,194
300,000	Tilly's, Inc. - Class A		1,239,000
19,200	Zumiez Inc. *		332,544
			1,663,738	3.72%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *		1,263,900	2.82%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.		105,735	0.24%

Retail - Shoe Stores
6,700	Foot Locker, Inc.		147,735	0.33%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)		703,319
250,000	NeoPhotonics Corporation *		1,812,500
			2,515,819	5.62%

Services - Business Services, NEC
8,400	Tabula Rasa HealthCare, Inc. *		439,236	0.98%

Services - Computer Integrated Systems Design
180,000	Allscripts Healthcare Solutions, Inc. *		1,267,200
500,000	Ribbon Communications Inc. *		1,515,000
			2,782,200	6.22%

Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *		298,214	0.67%

Services - Help Supply Services
34,500	Kelly Services, Inc. - Class A		437,805	0.98%

Services - Home Health Care Services
4,700	Addus HomeCare Corporation *		317,720	0.71%

Services - Hospitals
5,900	Magellan Health Services Inc. *		283,849	0.63%

Services - Prepackaged Software
80,599	Cerence Inc. *		1,241,225
5,900	Progress Software Corporation		188,800
			1,430,025	3.20%

Services - Management Services
30,000	Evolent Health, Inc. *		162,900
200,000	R1 RCM Inc. *		1,818,000
			1,980,900	4.43%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.		1,504,400	3.36%

Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.		1,127,215	2.52%

Special Industry Machinery, NEC
9,800	Brooks Automation, Inc.		298,900
20,000	Veeco Instruments Inc. *		191,400
			490,300	1.10%

Surgical & Medical Instruments & Apparatus
53,700	AtriCure, Inc. *		1,803,783
350,000	Cerus Corporation *		1,627,500
58,200	GenMark Diagnostics, Inc. *		239,784
6,600	OrthoPediatrics Corp. *		261,624
			3,932,691	8.79%

Telephone & Telegraph Apparatus
150,000	Infinera Corporation *		795,000	1.78%

Wholesale - Lumber & Other Construction Materials
250,000	Huttig Building Products, Inc. *		175,000	0.39%

Total for Common Stocks (Cost $48,923,944)			40,648,840	90.83%

MONEY MARKET FUNDS
3,338,085	SEI Daily Income Trust Government Fund CL F 0.24% **		3,338,085	7.46%
Total for Money Market Funds (Cost $3,338,085)

Total Investment Securities			43,986,925	98.29%
	(Cost $52,262,029)

Other Assets in Excess of Liabilities			763,019	1.71%

Net Assets			$ 44,749,944	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2020, was $52,262,029. At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 6,523,382
		Unrealized Loss	(14,798,486)
		Unrealized Loss	$ (8,275,104)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 40,648,840	$ -	$ -	$ 40,648,840
Money Market Funds	3,338,085	-	-	3,338,085
Total	$ 43,986,925	$ -	$ -	$ 43,986,925